Note 15 - Stock-Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Activity [Abstract]
Number of Options	1,687,050	1,729,200	1,895,550	1,850,300
Weighted Average Exercise Price (in Dollars per share)	$ 26.25	$ 22.31	$ 20.83	$ 19.03
Weighted Average Remaining Contractual Life (years)	2 years 6 months
Aggregate Intrinsic Value (in Dollars)	$ 28,345
Options exercisable - End of period	709,350
Options exercisable - End of period (in Dollars per share)	$ 21.97
Options exercisable - End of period (in Dollars)	$ 14,950
Number of Options	422,000	367,000	308,000
Weighted Average Exercise Price (in Dollars per share)	$ 31.35	$ 31.48	$ 30.78
Number of Options	(464,150)	(363,850)	(262,750)
Weighted Average Exercise Price (in Dollars per share)	$ 16.20	$ 19.15	$ 19.87
Forfeited		(169,500)
Forfeited (in Dollars per share)		$ 32.38